Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of investment activity in equity investees

	Cost method	Equity method	Total
	RMB	RMB	RMB

Balance at December 31, 2013	36,502	—	36,502
Additions	552,493	—	552,493
Foreign currency translation adjustments	(2,036)	—	(2,036)

Balance at December 31, 2014	586,959	—	586,959
Additions	2,856,500	7,870,773	10,727,273
Share of results and other comprehensive income	—	(186,302)	(186,302)
Transferred from investment securities	—	305,655	305,655
Impairment loss	(285,051)	(2,867,247)	(3,152,298)
Foreign currency translation adjustments	149,719	433,243	582,962

Balance at December 31, 2015	3,308,127	5,556,122	8,864,249

Bitauto Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	February 16, 2015	December 31, 2015
	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,881,194
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,422,659

Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	458,535

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—
Amortizable intangible assets (**)	707,758	611,379
Deferred tax liabilities	(176,939)	(152,844)

	3,377,079	458,535

Cumulative losses in equity interest in Bitauto	—	(2,614,994)

(*) In the fourth quarter of 2015, the Company conducted an impairment assessment on its investment in Bitauto with consideration of the duration and severity of the continued decline of Bitauto’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Company recorded a charge of RMB2,867,247 to write down the carrying value of its investment in Bitauto to the fair value of RMB2,881,194, based on quoted closing price of Bitauto’s stock of US$28.28 per ADS as of December 31, 2015.

(**) Weighted average life of the intangible assets not included in Bitauto’s consolidated financial statements was 6 years.

Tuniu Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	May 22, 2015	December 31, 2015
	RMB	RMB

Carrying value of investment in Tuniu	2,494,145	2,494,331
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	1,029,698

Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	1,464,633

The excess of carrying value has been primarily assigned to:
Goodwill	1,212,149	1,212,149
Amortizable intangible assets (*)	356,933	336,645
Deferred tax liabilities	(89,233)	(84,161)

	1,479,849	1,464,633

Cumulative gains in equity interest in Tuniu	—	186

(*) Weighted average life of the intangible assets not included in Tuniu’s financial statements was 9 years.